FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
10 .	FAIR VALUE MEASUREMENTS

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant
to the fair value measurement as follows:
•	Level 1 – inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•	Level 2 – inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The carrying values of cash and cash equivalents and restricted cash approximated fair value and were classified as level 1 in the fair value hierarchy. The carrying values of long-term deposits and other long-term liabilities approximated fair value and were classified as level 2 in the fair value hierarchy. The estimated fair value of long-term debt as of December 31, 2019 and 2018, which included the 201
6
Studio City
Secured
Notes, the 2019 Studio City Notes, the 201
2
Studio City Notes and the 2016 Studio City Credit Facilities, were approximately $1,505,673 and $1,648,050, respectively, as compared to its carrying value, excluding unamortized deferred financing costs, of $1,450,128 and $1,625,128, respectively. Fair values were estimated using quoted market prices and were classified as level 1 in the fair value hierarchy for the 201
6
Studio City
Secured
Notes, the 2019 Studio City Notes and the 201
2
Studio City Notes. Fair value for the 2016 Studio City Credit Facilities approximated the carrying value as the instrument carried variable interest rates approximated the market rates and was classified as level 2 in the fair value hierarchy.
As of December 31, 2019 and 2018, the Company did not have any non-financial
assets or liabilities that were recognized or disclosed at fair value in the accompanying
consolidated financial statements.